EQUIPMENT, NET (Details Narrative) - USD ($)		12 Months Ended
	Dec. 29, 2022	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment, Disposals	$ 163
Gain (Loss) on Disposition of Property Plant Equipment, Excluding Oil and Gas Property and Timber Property	$ 978
Property, Plant and Equipment, Gross			$ 0
Depreciation expenses		$ 0	$ 1,009